EQUIPMENT	12 Months Ended
Dec. 31, 2018
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EQUIPMENT
7.	EQUIPMENT

	Computing Equipment	Software	Field Equipment	Leasehold Improvements	Road	Total

Cost
Balance at December 31, 2016	$109,648	$279,970	$2,756,640	$215,172	$1,282,890	$4,644,320
Additions	125,938	98,763	1,490,880	—	490,695	2,206,276
Disposals	—	—	(29,300)	—	—	(29,300)

Balance at December 31, 2017	235,586	378,733	4,218,220	215,172	1,773,585	6,821,296
Additions	69,863	371,281	2,333,896	16,685	305,810	3,097,535
Disposals	—	—	(54,075)	—	—	(54,075)

Balance at December 31, 2018	$305,449	$750,014	$6,498,041	$231,857	$2,079,395	$9,864,756

Accumulated Depreciation
Balance at December 31, 2016	$67,179	$121,577	$643,457	$47,844	$163,085	$1,043,142
Depreciation	60,744	114,367	482,738	42,686	98,940	799,475
Disposals	—	—	(4,395)	—	—	(4,395)

Balance at December 31, 2017	127,923	235,944	1,121,800	90,530	262,025	1,838,222
Depreciation	79,703	180,188	842,944	45,198	409,982	1,558,015
Disposals	—	—	(43,260)	—	—	(43,260)

Balance at December 31, 2018	$207,626	$416,132	$1,921,484	$135,728	$672,007	$3,352,977

Net book value:
At December 31, 2017	$107,663	$142,789	$3,096,420	$124,642	$1,511,560	$4,983,074
At December 31, 2018	$97,823	$333,882	$4,576,557	$96,129	$1,407,388	$6,511,779